Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Share-based compensation expense		¥ (20,075)	¥ (15,995)	¥ (16,082)
Amortization of intangible assets	$ (1,135)	(7,120)	(5,122)	(2,931)
Impairment of goodwill	(79)	(494)	0	(455)
Consolidated income from operations	11,050	69,314	48,055	29,102
Interest and investment income, net	4,862	30,495	8,559	52,254
Interest expenses	(568)	(3,566)	(2,671)	(1,946)
Other income, net	663	4,160	6,086	2,058
Income tax expenses	(2,901)	(18,199)	(13,776)	(8,449)
Share of results of equity investees		(20,792)	(5,027)	(1,730)
Net income	$ 9,791	61,412	41,226	71,289
Total segments
Adjusted EBITA		102,000	72,289	51,507
Share-based compensation expense		(16,589)	(11,666)	(11,646)
Amortization of intangible assets		(6,794)	(4,804)	(2,641)
Consolidated income from operations		78,617	55,819	37,220
Unallocated
Adjusted EBITA		(4,997)	(3,117)	(2,937)
Share-based compensation expense		(3,486)	(4,329)	(4,436)
Amortization of intangible assets		(326)	(318)	(290)
Impairment of goodwill		(494)		(455)
Consolidated income from operations		¥ (9,303)	¥ (7,764)	¥ (8,118)